      [GRAPHIC]

      Smith Barney
      Massachusetts
      Municipals Fund

      ------------------
      SEMI-ANNUAL REPORT
      ------------------

      May 31, 1999

      Smith Barney Mutual Funds

Smith Barney
Massachusetts
Municipals Fund

                                            [PHOTO]          [PHOTO]
                                            HEATH B.         PETER M.
                                            McLENDON         COFFEY

                                            Chairman         Vice President  and
                                                             Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Massachusetts Municipals Fund ("Fund") for the period ended May 31, 1999. Please note that on February 2, 1999, Peter M. Coffey assumed management responsibilities for the Fund. Mr. Coffey has over 30 years of investment experience and currently manages over $2 billion in assets.

In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

For the six-months ended May 31, 1999, the Class A shares of the Massachusetts Municipals Fund posted a total return of 0.23%, outperforming the average for Massachusetts tax-exempt funds according to Lipper Analytical Services, Inc. of 0.13% for the same period. (Lipper is an independent fund-tracking organization.) For performance information on the Fund's other share classes, please refer to pages four through six.

Market and Economic Overview

The last six months were a period of economic growth at home and recovery abroad. Following the events surrounding the Russian debt default in August of 1998--which included a sharp drop in bond yields and a 0.75% decrease in long-term interest rates--yields have increased in the past two months with greater volatility. Throughout this period of volatility, municipal bond yields were relatively stable in comparison to U.S. Treasury bonds, and we expect this trend to continue despite rising inflation fears and probable interest rate hikes.

During the first half of 1999, U.S. economic growth continued at a robust pace, posting a 4.3% annualized Gross Domestic Product growth rate for the first quarter. Furthermore, the labor market continued to be extremely tight, as the unemployment rate fell to a 29-year low of 4.2% in March. Defying the


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     1
expectations of many economists, inflation--as measured by the Consumer Price Index ("CPI")--was virtually absent. Many economists have credited productivity gains in the form of increased use of technology and sagging global demand with keeping inflation under control. However, in the month of April, the CPI rose by 0.7%--its largest monthly increase in nine years. This, coupled with signs that many world economies were in the nascent stages of growth and recovery, deepened fears that inflationary pressures were reaching a breaking point. In response, the Federal Reserve Board ("Fed") announced a bias towards a tightening monetary policy, signaling that interest rates may be increased at the Fed's next Federal Open Market Committee meeting on June 29th and June 30th, 1999. (After the close of the reporting period, the Fed did raise short-term interest rates 0.25% on June 30, 1999.)

The impact of these economic conditions on the bond market has been an increase in yields, especially after inflation fears escalated in the second quarter. Between April 8th and June 24th, municipal bond yields--as measured by the Bond Buyer's 25 Revenue Index--grew 0.33% to 5.62%. In the same period, 30-year U.S. Treasury bond yields rose 0.71% to 6.16%. These rising yields reflect that the expectation of higher inflation is already being priced into the market. Municipal bond yields, as expected, have not risen as dramatically as Treasury bond yields. Although municipal bonds may exhibit a somewhat greater degree of volatility if interest rates continue to rise, their relative stability of municipal bonds against market fluctuations makes it an attractive option for risk-averse investors.

Over the long term, the real rate of returns (after subtracting the effects of inflation and taxes) is what matters most for fixed-income investors. We believe that on the basis, municipal bonds are an excellent value. A diligent Fed policy with the effects of global competition and the high productivity of our economy should serve to keep inflation at historically low levels. Moreover, long-term municipal bonds are currently providing approximately 90% of long-term U.S. Treasury yields. Typically, municipal bonds are considered a good value when they yield about 85% of comparable-maturity U.S. Treasury bonds.

Massachusetts Economic Highlights

Massachusetts' debt is rated at the low end of the double-A category by all three major rating agencies with a stable outlook. The Bay State's economy is growing at a strong pace with per capita personal income ranking the third highest in the nation. While the Commonwealth's heavy debt load (also third highest in the nation) is a detraction, this is offset by a diverse economy, high wealth levels and continuing strong fiscal controls.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

Investment Strategy

The Fund's investment strategy seeks to provide Massachusetts investors with as high a level of dividend income exempt* from federal and Massachusetts personal income taxes as is consistent with prudent investment management and the preservation of capital.

Although municipal bonds are considered among the most stable of fixed income investments, unlike U.S. Government bonds which are guaranteed as to the timely payment of principal and interest, they do carry some degree of risk. These risks include interest rate risk (a substantial rise in interest rates may cause the value of the Fund's portfolio to decline), reinvestment risk (assets invested in bonds that mature or are called away may be invested in bonds paying lower coupon interest) and credit risk (an issuer of a security owned by the Fund may default on its obligation or its credit rating may be downgraded).

We seek to reduce risk in the Fund's portfolio through thoughtful issue selection and careful monitoring of its credit profile maturity and call structure. During the reporting period, we have removed some of the longer-maturity bonds in response to rising interest rates. The average weighted maturity was 20.4 years on May 31, 1999 compared to 21 years on May 31, 1998. The average life, which includes the impact of callable bonds was, 14.3 years on May 31, 1999.

In addition, we have maintained our high credit quality emphasis. As of May 31, 1999, approximately 95% of the Fund's holdings were rated investment grade or better, of which approximately 54% were rated triple-A by either Standard & Poor's Ratings Service or Moody's Investors Service Inc. As of May 31, 1999, the Fund's top three sectors were hospital bonds (19.7%), general obligation bonds (18.9%), transportation bonds (14.2%) and education bonds (10.9%).

Municipal Bond Market Outlook

We remain cautiously optimistic on the municipal bond market in the coming months. In our view, U.S. economic growth should remain healthy with productivity gains helping to contain higher inflationary pressures. Clearly, the Fed's monetary policy bias has changed from the latter part of 1998. After raising short-term interest rates on June 30, 1999, it is possible that the Fed will continue to take back the interest rate cuts initiated last year. However, until more substantial evidence of rising inflation appears, we do not believe that the Fed will begin an extended campaign of raising interest rates.


---------
* A portion of the income may be subject to the alternative minimum tax as well as state and local taxes.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     3

In closing, thank you for your investment in the Smith Barney Massachusetts Municipals Fund. We look forward to helping you pursue your investment goals.

Sincerely,


/s/ Heath B. McLendon         /s/ Peter M. Coffey

Heath B. McLendon             Peter M. Coffey
Chairman                      Vice President
                              and Investment Officer

July 1, 1999


--------------------------------------------------------------------------------
Principal Risks of Investing in the Fund

Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if:

o     Interest rates rise, causing the value of the Fund's portfolio to decline;

o The issuer of a security owned by the Fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded. This risk is higher for below investment grade bonds, which are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid;

o     Massachusetts municipal securities fall out of favor with investors;

o     Unfavorable legislation affects the tax-exempt status of municipal bonds;

o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                  -----------------------
                  Beginning        End          Income     Capital Gain      Return        Total
Period Ended      of Period     of Period      Dividends   Distributions   of Capital     Returns(1)
====================================================================================================
5/31/99             $13.32        $13.04        $ 0.31       $ 0.00          $ 0.00         0.23%+
----------------------------------------------------------------------------------------------------
11/30/98             13.18         13.32          0.65         0.20            0.00         7.66
----------------------------------------------------------------------------------------------------
11/30/97             12.99         13.18          0.67         0.12            0.00         7.85
----------------------------------------------------------------------------------------------------
11/30/96             12.96         12.99          0.67         0.00            0.00         5.65
----------------------------------------------------------------------------------------------------
11/30/95             11.35         12.96          0.69         0.00            0.00        20.73
----------------------------------------------------------------------------------------------------
11/30/94             13.26         11.35          0.70         0.06            0.00        (9.07)
----------------------------------------------------------------------------------------------------
11/30/93             12.63         13.26          0.74         0.07            0.00        11.74
----------------------------------------------------------------------------------------------------
11/30/92             12.28         12.63          0.77         0.04            0.04        10.06
----------------------------------------------------------------------------------------------------
11/30/91             11.81         12.28          0.84         0.00            0.01        11.57
----------------------------------------------------------------------------------------------------
11/30/90             12.11         11.81          0.85         0.02            0.00         4.93
----------------------------------------------------------------------------------------------------
11/30/89             11.88         12.11          0.86         0.00            0.00         9.43
====================================================================================================
Total                                           $ 7.75       $ 0.51          $ 0.05
====================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                             Net Asset Value
                         -----------------------
                         Beginning        End          Income     Capital Gain      Return        Total
Period Ended             of Period     of Period      Dividends   Distributions   of Capital     Returns(1)
===========================================================================================================
5/31/99                    $13.30        $13.03        $ 0.28       $ 0.00       $ 0.00         0.05%+
-----------------------------------------------------------------------------------------------------------
11/30/98                    13.17         13.30          0.58         0.20         0.00         7.05
-----------------------------------------------------------------------------------------------------------
11/30/97                    12.99         13.17          0.61         0.12         0.00         7.25
-----------------------------------------------------------------------------------------------------------
11/30/96                    12.96         12.99          0.61         0.00         0.00         5.14
-----------------------------------------------------------------------------------------------------------
11/30/95                    11.35         12.96          0.63         0.00         0.00        20.15
-----------------------------------------------------------------------------------------------------------
11/30/94                    13.26         11.35          0.64         0.06         0.00        (9.50)
-----------------------------------------------------------------------------------------------------------
11/30/93                    12.63         13.26          0.68         0.07         0.00        11.09
-----------------------------------------------------------------------------------------------------------
Inception* - 11/30/92       12.52         12.63          0.05         0.00         0.00         1.29+
===========================================================================================================
Total                                                  $ 4.08       $ 0.45       $ 0.00
===========================================================================================================


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     5

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                               Net Asset Value
                           -----------------------
                           Beginning        End          Income     Capital Gain      Return        Total
Period Ended               of Period     of Period      Dividends   Distributions   of Capital     Returns(1)
=============================================================================================================
5/31/99                      $13.30        $13.02        $ 0.28       $ 0.00       $ 0.00        (0.04)%+
-------------------------------------------------------------------------------------------------------------
11/30/98                      13.16         13.30          0.58         0.20         0.00         7.11
-------------------------------------------------------------------------------------------------------------
11/30/97                      12.98         13.16          0.60         0.12         0.00         7.21
-------------------------------------------------------------------------------------------------------------
11/30/96                      12.95         12.98          0.60         0.00         0.00         5.09
-------------------------------------------------------------------------------------------------------------
11/30/95                      11.35         12.95          0.63         0.00         0.00        20.04
-------------------------------------------------------------------------------------------------------------
Inception* - 11/30/94         11.34         11.35          0.04         0.00         0.00         0.40+
=============================================================================================================
Total                                                    $ 2.73       $ 0.32       $ 0.00
=============================================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                   Without Sales Charges(1)
                                             -----------------------------------
                                             Class A       Class B       Class L
================================================================================
Six Months Ended 5/31/99+                     0.23%         0.05%        (0.04)%
--------------------------------------------------------------------------------
Year Ended 5/31/99                            3.96          3.43          3.41
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                      7.06          6.52           N/A
--------------------------------------------------------------------------------
Ten Years Ended 5/31/99                       7.21           N/A           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                    7.90          6.13          8.56
================================================================================

                                                   Without Sales Charges(2)
                                             -----------------------------------
                                             Class A       Class B       Class L
================================================================================
Six Months Ended 5/31/99+                    (3.81)%       (4.36)%       (1.98)%
--------------------------------------------------------------------------------
Year Ended 5/31/99                           (0.23)        (0.96)         1.44
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                      6.20          6.37           N/A
--------------------------------------------------------------------------------
Ten Years Ended 5/31/99                       6.77           N/A           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                    7.51          6.13          8.33
================================================================================


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (5/31/89 through 5/31/99)                               100.66%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/99)                             47.77
--------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)                             45.40
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B and L shares are December 21, 1987, November 6, 1992 and November 10, 1994, respectively.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     7

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
               the Smith Barney Massachusetts Municipals Fund vs.
                    Lehman Brothers Municipal Bond Index and
                  Lipper Massachusetts Municipal Fund Average+

--------------------------------------------------------------------------------

                              May 1989 -- May 1999

                                  [LINE GRAPH]

        Smith Barney Massachusetts        Lehman Brothers          Lipper Massachusetts
             Municipals Fund            Municipal Bond Index      Municipal Fund Average
----------------------------------------------------------------------------------------
5/89              9597                        10000                        10000
11/89             9909                        10447                        10311
11/90            10398                        11252                        10921
11/91            11601                        12406                        12090
11/92            12767                        13650                        13330
11/93            14267                        15163                        14887
11/94            12973                        14367                        13826
11/95            15662                        17084                        16381
11/96            16547                        18087                        17201
11/97            17845                        19384                        18333
11/98            19213                        21215                        19497
5/99             19257                        21387                        19523

+ Hypothetical illustration of $10,000 invested in Class A shares at May 31, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The Lipper Massachusetts Municipal Fund Average is composed of the Fund's peer group of mutual funds (58 funds as of May 31, 1999). The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Industry Breakdown

                                   [PIE CHART]

                       Transportation              14.2%
                       Industrial Development       8.9%
                       Utilities                    2.8%
                       Education                   10.9%
                       Life Care Systems            6.9%
                       Miscellaneous                5.3%
                       Pollution Control            2.3%
                       General Obligation          18.9%
                       Water & Sewer                1.2%
                       Housing: Multi-Family        3.1%
                       Housing: Single-Family       3.7%
                       Hospitals                   19.7%
                       Escrowed to Maturity         2.1%

Summary of Investments by Combined Ratings

                                   Standard &          Percentage of
         Moody's        and/or       Poor's          Total Investments
--------------------------------------------------------------------------------
           Aaa                        AAA                  54.0%
           Aa                         AA                   12.3
            A                          A                   12.7
           Baa                        BBB                  15.6
            B                          B                    2.0
           NR                         NR                    3.4
                                                          -----
                                                          100.0%
                                                          =====


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                     9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
MUNICIPAL BONDS AND NOTES -- 100%
Education -- 10.9%
$    130,000   A        Massachusetts Educational Loan Authority, Issue D,
                          Series A, 7.650% due 1/1/07(b)                                        $  132,825
                        Massachusetts State Health & Educational Facilities
                          Authority Revenue:
   1,000,000   AAA          Massachusetts Institute of Technology, Series I-2,
                              4.750% due 1/1/28                                                    926,250
   1,000,000   AAA          Northeastern University, Series G, MBIA-Insured,
                              5.000% due 10/1/18                                                   973,750
   1,000,000   AAA          University of Massachusetts, Series A,
                              AMBAC-Insured, 5.000% due 7/1/18                                     962,500
                        Massachusetts State Industrial Finance Agency Revenue:
   1,000,000   AAA        Assumption College Issue, CONNIE LEE-Insured,
                            6.000% due 7/1/26                                                    1,063,750
     750,000   A-         Clark University, Series E, 7.000% due 7/1/12                            798,750
     500,000   Baa1*      Concord Academy, 5.450% due 9/1/17                                       498,750
   1,000,000   BBB-       Dana Hall School Issue, 5.900% due 7/1/27                              1,017,500
   1,000,000   AAA        Simons Rock College, AMBAC-Insured,
                            5.500% due 6/1/27                                                    1,017,500
     500,000   AAA      Southeastern Massachusetts University, Series A,
                          AMBAC-Insured, 5.900% due 5/1/12                                         540,625
----------------------------------------------------------------------------------------------------------
                                                                                                 7,932,200
----------------------------------------------------------------------------------------------------------
Escrowed to Maturity(c) -- 2.1%
   1,170,000   AAA      Boston Water & Sewer Community Revenue,
                          10.875% due 1/1/09                                                     1,564,875
----------------------------------------------------------------------------------------------------------
General Obligation -- 18.9%
     250,000   A        Brockton Utility GO, 6.125% due 6/15/18                                    271,250
   1,000,000   AAA      Fitchburg GO, MBIA-Insured, 4.500% due 2/15/19                             916,250
     250,000   AAA      Groveland GO, AMBAC-Insured, 6.850% due 6/15/06                            267,813
   1,000,000   AAA      Haverhill Revenue Bonds, Series A, AMBAC-Insured,
                          6.700% due 9/1/10                                                      1,072,500
                        Holyoke GO, FSA-Insured:
   1,330,000   AAA        5.200% due 8/1/17                                                      1,343,300
     500,000   AAA        Series B, 6.125% due 8/1/13                                              541,250
     500,000   AAA      Lowell GO, AMBAC-Insured, 6.000% due 8/1/14                                545,000
   1,250,000   Aaa*     Lynn GO, MBIA-Insured, 5.000% due 2/15/17                                1,231,250
   5,000,000   AA-      Massachusetts State GO, Series C, zero coupon due 8/1/18                 1,849,999
     250,000   AAA      North Reading GO, MBIA-Insured, 6.875% due 6/15/07                         267,500
     795,000   AA-      Plymouth County GO, COP, Series A, 6.750% due 10/1/04                      879,469
                        Revere GO, Series A, FSA-Insured:
     300,000   AAA        5.400% due 6/15/15                                                       310,125
     265,000   AAA        5.400% due 6/15/16                                                       272,288
     500,000   AAA      Revere Municipal Purpose Loan, Bank Qualified,
                          FSA-Insured, 6.125% due 6/15/13                                          543,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
General Obligation -- 18.9% (continued)
$    500,000   AAA      Salem GO, AMBAC-Insured, 6.800% due 8/15/10                             $  536,875
   1,500,000   AAA      Springfield Municipal Purpose Loan, FSA-Insured,
                          5.000% due 11/15/18                                                    1,466,250
   1,500,000   Aaa*     Ware GO, FGIC-Insured, 5.000% due 12/15/18                               1,466,250
----------------------------------------------------------------------------------------------------------
                                                                                                13,781,119
----------------------------------------------------------------------------------------------------------
Hospitals -- 19.7%
                        Massachusetts State Health & Educational Facilities
                          Authority Revenue:
     750,000   A3*          Addison Gilbert Hospital, Series C, 5.750% due 7/1/23                  765,000
     250,000   BBB+         Beth Israel Hospital, Series E, 7.000% due 7/1/14                      255,485
   1,000,000   A            Brockton Hospital, Series B, 8.100% due 7/1/13                       1,011,000
   1,250,000   BBB+         Cape Cod Healthcare, Series B, 5.450% due 11/15/23                   1,214,063
   1,000,000   BBB          Caritas Christ, 5.625% due 7/1/20                                      973,750
     750,000   Baa3*        Central New England Health Systems, Series A,
                              6.300% due 8/1/18                                                    780,000
   1,000,000   Baa1*        Faulkner Hospital, Series C, 6.000% due 7/1/13                       1,090,000
   1,000,000   AAA          Hallmark Health System, Series A, FSA-Insured,
                              5.000% due 7/1/17                                                    972,500
   1,500,000   BBB+         Jordan Hospital, Series D, 5.375% due 10/1/28                        1,426,875
   1,000,000   AAA          Massachusetts General Hospital, Series F,
                              AMBAC-Insured, 6.250% due 7/1/20                                   1,101,250
     500,000   AAA          Medical Center of Central Massachusetts, Series B,
                              9.570% due 6/23/22(d)                                                640,625
     500,000   AAA          Morton Hospital & Medical Center, Series B,
                              CONNIE LEE-Insured, 5.500% due 7/1/23                                503,750
   1,500,000   Ba2*         Saint Memorial Medical Center, Series A,
                              6.000% due 10/1/23                                                 1,490,625
     700,000   AAA          Valley Regional Health System, Series C,
                              CONNIE LEE-Insured, 7.000% due 7/1/06                                807,625
                            Youville House, FHA-Insured, Project A:
     500,000   Aa2*           5.950% due 2/15/17                                                   525,000
     750,000   Aa2*           6.050% due 2/15/29                                                   786,563
----------------------------------------------------------------------------------------------------------
                                                                                                14,344,111
----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.1%
   1,000,000   AAA      Framingham Housing Authority Mortgage Revenue,
                          Beaver Terrace Apartments, Series A,
                          GNMA-Collateralized, 6.650% due 2/20/32                                1,060,000
   1,120,000   A+       Massachusetts State HFA, Housing Project, Series A,
                          6.375% due 4/1/20                                                      1,192,800
----------------------------------------------------------------------------------------------------------
                                                                                                 2,252,800
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Housing: Single-Family -- 3.7%
                        Massachusetts State HFA, Housing Revenue,
                          Single-Family Housing:
$    580,000   Aa3*         Series 18, 7.350% due 12/1/16                                       $  613,350
   1,000,000   A+           Series 31, 6.450% due 12/1/16                                        1,055,000
     935,000   A+           Series 38, 7.200% due 12/1/26(b)                                       995,775
----------------------------------------------------------------------------------------------------------
                                                                                                 2,664,125
----------------------------------------------------------------------------------------------------------
Industrial Development -- 8.9%
   1,000,000   NR       Boston Industrial Development Financing Authority
                          Revenue, First Mortgage, Springhouse Inc.,
                          5.875% due 7/1/18                                                        988,750
                        Massachusetts State Development Financing Agency Revenue:
   1,000,000   BBB        Berkshire Retirement Community Inc.,
                            5.600% due 7/1/19                                                      983,750
   1,850,000   Aaa*       Brooks School Issue B, MBIA-Insured, 5.000% due 7/1/24                 1,773,688
   1,000,000   A          Curry College, Series A, 5.375% due 3/1/19                             1,000,000
                        Massachusetts State Industrial Finance Agency,
                          Resource Recovery Revenue, Series A:
     250,000   Baa1*        Refusetech Inc. Project, 6.300% due 7/1/05                             267,188
     500,000   NR           S.E. Massachusetts Project, 9.000% due 7/1/15                          549,375
   1,000,000   NR       Massachusetts State Industrial Finance Agency Revenue,
                          (Chestnut Knoll Project A), 5.625% due 2/15/25                           957,500
----------------------------------------------------------------------------------------------------------
                                                                                                 6,520,251
----------------------------------------------------------------------------------------------------------
Life Care Systems -- 6.9%
                        Massachusetts Industrial Finance Agency
                          Health Care Facilities:
   1,450,000   AAA          Arbors at Amherst Project, Assisted Living Facilities
                              Revenue, GNMA-Collateralized, 5.750% due 6/20/17(b)                1,520,688
   1,500,000   AAA          Arbors at Taunton Project, Assisted Living Facilities
                              Revenue, GNMA-Collateralized, 5.500% due 6/20/40(b)                1,477,500
   2,000,000   A            Jewish Geriatric Services, Series B,
                              5.00% due 5/15/27                                                  2,022,500
----------------------------------------------------------------------------------------------------------
                                                                                                 5,020,688
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 5.3%
   1,000,000   AAA      Martha's Vineyard Loaned Bank Revenue, Series A,
                          FSA-Insured, 5.125% due 5/1/18                                           988,750
   1,000,000   AAA      Nantucket Island Loaned Bank, Series E, MBIA-Insured,
                          5.000% due 7/1/19                                                        968,750
   2,000,000   AAA      Plymouth County COP, Correctional Facility Project,
                          AMBAC-Insured, 5.000% due 4/1/22                                       1,920,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,877,500
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT     RATING(a)                     SECURITY                                             VALUE
==========================================================================================================
Pollution Control -- 2.3%
$  1,500,000   AA+      Massachusetts State Water Pollution,
                          Series A, 6.375% due 2/1/15                                          $ 1,651,875
----------------------------------------------------------------------------------------------------------
Transportation -- 14.2%
     750,000   BBB      Guam Airport Authority Revenue, Series A,
                          6.500% due 10/1/23                                                       809,062
   2,605,000   AAA      Massachusetts Bay Transportation Authority Revenue,
                          General Transportation Systems, Series A, MBIA-Insured,
                          4.500% due 3/1/26                                                      2,308,679
   3,750,000   Aa3*     Massachusetts State Capital Appreciation, Federal Highway,
                          zero coupon due 6/15/15                                                1,678,125
                        Massachusetts State Port Authority Revenue:
   1,000,000   AA-        Series B, 5.000% due 7/1/18(b)                                           962,500
   1,900,000   AAA        Special Facilities, (U.S. Air Project), MBIA-Insured,
                            5.875% due 9/1/23(b)                                                 1,983,125
   6,000,000   Aaa*     Massachusetts State Turnpike Authority, Metropolitan
                          Highway System Revenue, Capital Appreciation,
                          Series C, MBIA-Insured, zero coupon due 1/1/16                         2,580,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,321,491
----------------------------------------------------------------------------------------------------------
Utilities -- 2.8%
   2,000,000   BBB+     Massachusetts Municipal Wholesale Electric Co., Power
                          Supply Revenue, Series D, 6.125% due 7/1/19                            2,070,000
----------------------------------------------------------------------------------------------------------
Water & Sewer -- 1.2%
   1,000,000   AAA      Massachusetts State Water Resource Authority,
                          Series A, FSA-Insured, 4.750% due 8/1/37                                 897,541
----------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $71,112,767**)                                                $72,898,576
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those which are identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Income from this is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Bond escrowed to maturity by U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied new ratings.
(d) Residual interest bond-coupon varies inversely with level of short-term tax-exempt interest rates.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 14 and 15 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    13

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB and B -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B". While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG   -- Association of Bay Area
          Governments
AIG    -- American International Guaranty
AMBAC  -- AMBAC Indemnity Corporation
BAN    -- Bond Anticipation Notes
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance
CONNIE -- College Construction Loan
  LEE     Insurance Association
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FLAIRS -- Floating Adjustable Interest Rate Securities
FNMA   -- Federal National Mortgage Association
FRTC   -- Floating Rate Trust Certificates
FSA    -- Federal Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters Company
ISD    -- Independent School District
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCR    -- Pollution Control Revenue
PSF    -- Permanent School Fund
RAN    -- Revenue Anticipation Notes
RIBS   -- Residual Interest Bonds
RITES  -- Residual Interest Tax-Exempt Securities
SYCC   -- Structured Yield Curve Certificate
TAN    -- Tax Anticipation Notes
TECP   -- Tax-Exempt Commercial Paper
TOB    -- Tender Option Bonds
TRAN   -- Tax and Revenue Anticipation Notes
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand
VRWD   -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    15

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $71,112,767)                            $ 72,898,576
  Interest receivable                                                       1,215,228
  Receivable for securities sold                                            1,030,000
  Receivable for Fund shares sold                                             401,295
-------------------------------------------------------------------------------------
  Total Assets                                                             75,545,099
-------------------------------------------------------------------------------------

LIABILITIES:
  Payable to bank                                                           1,011,615
  Payable for securities purchased                                            913,363
  Dividends payable                                                           270,479
  Administration fees payable                                                  84,954
  Payable for Fund shares reacquired                                           67,115
  Investment advisory fees payable                                             22,801
  Distribution fees payable                                                     3,671
  Accrued expenses                                                             40,009
-------------------------------------------------------------------------------------
  Total Liabilities                                                         2,414,007
-------------------------------------------------------------------------------------
Total Net Assets                                                         $ 73,131,092
=====================================================================================

NET ASSETS:
  Par value of shares of beneficial interest                             $      5,610
  Capital paid in excess of par value                                      71,319,640
  Overdistributed net investment income                                       (55,064)
  Accumulated net realized gain on security transactions                       75,097
  Net unrealized appreciation of investments                                1,785,809
-------------------------------------------------------------------------------------
Total Net Assets                                                         $ 73,131,092
=====================================================================================

Shares Outstanding:
  Class A                                                                   3,073,930
-------------------------------------------------------------------------------------
  Class B                                                                   2,306,831
-------------------------------------------------------------------------------------
  Class L                                                                     228,976
-------------------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                               $13.04
-------------------------------------------------------------------------------------
  Class B*                                                                     $13.03
-------------------------------------------------------------------------------------
  Class L**                                                                    $13.02
-------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value per share)            $13.58
-------------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)            $13.15
=====================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 4).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
  Interest                                                         $  1,945,235
--------------------------------------------------------------------------------

EXPENSES:
  Distribution fees (Note 4)                                            134,118
  Investment advisory fees (Note 4)                                     106,000
  Administration fees (Note 4)                                           70,667
  Audit and legal                                                        21,197
  Shareholder and system servicing fees                                  17,287
  Shareholder communications                                             11,035
  Trustees' fees                                                          6,278
  Pricing service fees                                                    4,414
  Registration fees                                                       3,433
  Custody                                                                 1,767
  Other                                                                   2,368
--------------------------------------------------------------------------------
  Total Expenses                                                        378,564
--------------------------------------------------------------------------------
Net Investment Income                                                 1,566,671
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              22,078,020
    Cost of securities sold                                          22,002,923
--------------------------------------------------------------------------------
  Net Realized Gain                                                      75,097
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                               3,330,907
    End of period                                                     1,785,809
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                            (1,545,098)
--------------------------------------------------------------------------------
Net Loss on Investments                                              (1,470,001)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $     96,670
================================================================================

                       See Notes to Financial Statements


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Year Ended November 30, 1998

                                                              1999               1998
=========================================================================================
OPERATIONS:
  Net investment income                                   $  1,566,671       $  2,907,244
  Net realized gain                                             75,097            916,626
  Increase (decrease) in net unrealized appreciation        (1,545,098)           669,959
-----------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                        96,670          4,493,829
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income                                     (1,618,437)        (2,875,741)
  In excess of net investment income                                --            (62,219)
  Net realized gains                                                --           (969,819)
-----------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                           (1,618,437)        (3,907,779)
-----------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                           8,902,161         15,295,105
  Net asset value of shares issued
    for reinvestment of dividends                              790,869          2,377,234
  Cost of shares reacquired                                 (4,671,266)        (9,379,926)
-----------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                  5,021,764          8,292,413
-----------------------------------------------------------------------------------------
Increase in Net Assets                                       3,499,997          8,878,463

NET ASSETS:
  Beginning of period                                       69,631,095         60,752,632
-----------------------------------------------------------------------------------------
  End of period*                                          $ 73,131,092       $ 69,631,095
=========================================================================================
* Includes overdistributed net investment income of:      $    (55,064)      $     (3,298)
=========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Smith Barney Massachusetts Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of overdistributed net investment income amounting to $62,219 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Fund Concentration

Since the Fund invests primarily in obligations of issuers within the Commonwealth of Massachusetts, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Massachusetts.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3.    Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Investment Advisory Agreement, Administration Agreement and Other
      Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC a fee calculated at an annual rate of 0.30% of its average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended May 31, 1999, CFBDS received sales charges of $79,000 and $10,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSC's paid to CFBDS were approximately:

                                                  Class B                Class L
================================================================================
CDSCs                                             $12,000                $ 1,000
================================================================================


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets of each class. For the six months ended May 31, 1999, total Distribution Plan fees incurred were:

                                         Class A         Class B         Class L
================================================================================
Distribution Plan Fees                   $28,845         $96,896         $ 8,377
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

5.    Investments

For the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $25,813,177
--------------------------------------------------------------------------------
Sales                                                                 22,002,923
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 2,309,764
Gross unrealized depreciation                                          (523,955)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,785,809
================================================================================

6.    Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At May 31, 1999, total paid-in capital amounted to the following for each class:

                                   Class A           Class B           Class L
================================================================================
Total Paid-in Capital            $38,342,087       $29,958,853       $ 3,024,310
================================================================================

Transactions in shares of each class were as follows:

                                           Six Months Ended                   Year Ended
                                              May 31, 1999                  November 30, 1998
                                      ---------------------------      ---------------------------
                                       Shares          Amount           Shares           Amount
==================================================================================================
Class A
Shares sold                            354,321       $ 4,700,370        526,237       $ 7,028,660
Shares issued on reinvestment           35,158           465,791         97,541         1,300,205
Shares reacquired                     (127,835)       (1,690,706)      (295,379)       (3,944,654)
--------------------------------------------------------------------------------------------------
Net Increase                           261,644       $ 3,475,455        328,399       $ 4,384,211
==================================================================================================
Class B
Shares sold                            221,419       $ 2,933,619        498,735       $ 6,683,489
Shares issued on reinvestment           22,302           295,247         75,997         1,011,915
Shares reacquired                     (213,326)       (2,824,917)      (393,228)       (5,258,008)
--------------------------------------------------------------------------------------------------
Net Increase                            30,395       $   403,949        181,504       $ 2,437,396
==================================================================================================
Class L*
Shares sold                             96,063       $ 1,268,172        118,353       $ 1,582,956
Shares issued on reinvestment            2,255            29,831          4,895            65,114
Shares reacquired                      (11,822)         (155,643)       (13,273)         (177,264)
--------------------------------------------------------------------------------------------------
Net Increase                            86,496       $ 1,142,360        109,975       $ 1,470,806
==================================================================================================

*     On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class A Shares                           1999(1)(2)             1998           1997           1996           1995           1994
===================================================================================================================================
Net Asset Value,
  Beginning of Period                     $ 13.32             $ 13.18        $ 12.99        $ 12.96        $ 11.35        $ 13.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (3)                  0.30                0.65           0.66           0.68           0.69           0.70
  Net realized and unrealized
    gain (loss)                             (0.27)               0.34           0.32           0.02           1.61          (1.85)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.03                0.99           0.98           0.70           2.30          (1.15)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.31)              (0.64)         (0.67)         (0.67)         (0.69)         (0.70)
  In excess of net investment income           --               (0.01)            --             --             --             --
  Net realized gains                           --               (0.20)         (0.12)            --             --          (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.31)              (0.85)         (0.79)         (0.67)         (0.69)         (0.76)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $ 13.04             $ 13.32        $ 13.18        $ 12.99        $ 12.96        $ 11.35
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 0.23%++             7.66%          7.85%          5.65%         20.73%         (9.07)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $40,090             $37,451        $32,736        $30,109        $29,159        $27,634
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)                               0.82%+              0.76%          0.80%          0.80%          0.83%          0.81%
  Net investment income                      4.56+               4.84           5.07           5.32           5.42           5.55
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        32%                 51%            58%            23%            10%            37%
===================================================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived all or part of its fees for the four years ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                              Per Share Decreases                          Expense Ratios
                           to Net Investment Income                      Without Fee Waivers
                   --------------------------------------       --------------------------------------
                    1997       1996       1995       1994       1997       1996       1995       1994
                    ----       ----       ----       ----       ----       ----       ----       ----
      Class A      $0.01      $0.01      $0.03      $0.04       0.88%      0.91%      1.07%      1.09%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class B Shares                           1999(1)(2)             1998           1997           1996           1995           1994
===================================================================================================================================
Net Asset Value,
  Beginning of Period                     $ 13.30             $ 13.17        $ 12.99        $ 12.96        $ 11.35        $ 13.26
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (3)                  0.27                0.58           0.60           0.61           0.63           0.63
  Net realized and unrealized
    gain (loss)                             (0.26)               0.33           0.31           0.03           1.61          (1.84)
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.01                0.91           0.91           0.64           2.24          (1.21)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.28)              (0.57)         (0.61)         (0.61)         (0.63)         (0.64)
  In excess of net investment income           --               (0.01)            --             --             --             --
  Net realized gains                           --               (0.20)         (0.12)            --             --          (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.28)              (0.78)         (0.73)         (0.61)         (0.63)         (0.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $ 13.03             $ 13.30        $ 13.17        $ 12.99        $ 12.96        $ 11.35
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                 0.05%++             7.05%          7.25%          5.14%         20.15%         (9.50)%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $30,059             $30,285        $27,589        $28,874        $28,726        $23,279
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)                               1.32%+              1.28%          1.31%          1.31%          1.35%          1.32%
  Net investment income                      4.06+               4.32           4.57           4.81           4.94           5.04
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        32%                 51%            58%            23%            10%            37%
===================================================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser has waived all or part of its fees for the four years ended November 30, 1997. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                              Per Share Decreases                          Expense Ratios
                           to Net Investment Income                      Without Fee Waivers
                   --------------------------------------       --------------------------------------
                    1997       1996       1995       1994       1997       1996       1995       1994
                    ----       ----       ----       ----       ----       ----       ----       ----
Class B            $0.01      $0.01      $0.04      $0.03      1.39%       1.42%      1.59%      1.60%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class L Shares                                  1999(1)(2)          1998(3)          1997         1996         1995        1994(4)
====================================================================================================================================
Net Asset Value,
  Beginning of Period                            $13.30             $13.16          $12.98       $12.95       $11.35       $11.34
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (5)                        0.26               0.58            0.59         0.60         0.63         0.05
  Net realized and unrealized gain (loss)         (0.26)              0.34            0.31         0.03         1.60           --
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.00               0.92            0.90         0.63         2.23         0.05
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                           (0.28)             (0.57)          (0.60)       (0.60)       (0.63)       (0.04)
  In excess of net investment income                 --              (0.01)             --           --           --           --
  Net realized gains                                 --              (0.20)          (0.12)          --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.28)             (0.78)          (0.72)       (0.60)       (0.63)       (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $13.02             $13.30          $13.16       $12.98       $12.95       $11.35
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      (0.04)%++           7.11%           7.21%        5.09%       20.04%        0.40%++
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $2,982             $1,895          $  428       $  179       $  146       $   75
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (5)                                     1.35%+             1.31%           1.34%        1.34%        1.35%        1.36%+
  Net investment income                            4.04+              4.25            4.51         4.77         4.65         5.00+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              32%                51%             58%          23%          10%          37%
====================================================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   For the period from November 10, 1994 (inception date) to November 30,
      1994.
(5) The investment adviser has waived all or part of its fees for the three years ended November 30, 1997 and the period ended November 30, 1994. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                              Per Share Decreases                          Expense Ratios
                           to Net Investment Income                      Without Fee Waivers
                   --------------------------------------       --------------------------------------
                    1997       1996       1995       1994       1997       1996       1995       1994
                    ----       ----       ----       ----       ----       ----       ----       ----
Class L            $0.01      $0.01      $0.04      $0.00*      1.42%      1.44%      1.58%      1.63%+

*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Massachusetts Municipals Fund                                    25

                                                     A member of citigroup[LOGO]

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Cornelius C. Rose, Jr.
Heath B. McLendon, Chairman

James Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of the Smith Barney Massachusetts Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Massachusetts
Municipals Fund

388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2227 7/99